Investment in Forum Energy Limited ("FEL") (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 21, 2023	Dec. 31, 2023	Nov. 29, 2023	Oct. 31, 2023	Dec. 31, 2022	Mar. 10, 2022	Dec. 31, 2021
Statement [Line Items]
Ownership interest	6.80%	6.80%		6.80%	6.80%
Fair value of investment	$ 2,461,931	$ 2,461,931			$ 1,835,111
Forum Energy Limited
Statement [Line Items]
Ownership interest		6.80%			6.80%
Debt settlement	$ 9,217,939
Financing being undertaken by FEL, Amount		$ 3,000,000
Share price	$ 0.30
Fair value of investment		2,461,931			$ 1,835,111		$ 1,835,111
Advances Loan amount		$ 627,020	$ 136,000	$ 68,000	$ 423,020	$ 198,620